Commitments and contingencies - Minimum purchase contract commitment (Details) - Take-or-pay purchase contracts $ in Thousands	Dec. 31, 2023 USD ($)
2024
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 438,284
2025
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	517,793
2026
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	324,251
2027
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	254,155
2028
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	215,417
Thereafter
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 923,105